Leases - Summary of Lease Cost (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lessee Disclosure [Abstract]
Operating lease expense	¥ 46,120,215	¥ 44,300,218
Short-term lease expense	2,256,674	7,781,246
Total lease expense	¥ 48,376,889	¥ 52,081,464